Buffalo Discovery Fund
Schedule of Investments
June 30, 2023 (Unaudited)

Shares or Face Amount		$ Fair Value*
	COMMON STOCKS - 92.97%
	Communication Services - 2.76%
	Entertainment - 1.90%
447,751	Endeavor Group Holdings, Inc. (a)	10,710,204
40,821	Take-Two Interactive Software, Inc. (a)	6,007,218
		16,717,422
	Interactive Media & Services - 0.86%
278,000	Pinterest, Inc. (a)	7,600,520
	Total Communication Services (Cost $22,050,327)	24,317,942

	Consumer Discretionary - 9.89%
	Auto Components - 1.65%
142,736	Aptiv PLC - ADR (a)(b)	14,571,918

	Hotels, Restaurants & Leisure - 3.16%
2,034	Chipotle Mexican Grill, Inc. (a)	4,350,726
56,436	Darden Restaurants, Inc.	9,429,327
341,372	Everi Holdings Inc. (a)	4,936,239
207,870	MGM Resorts International	9,129,651
		27,845,943
	Internet & Direct Marketing Retail - 1.32%
105,952	Expedia Group, Inc. (a)	11,590,089

	Specialty Retail - 2.80%
60,438	Five Below, Inc. (a)	11,878,484
46,307	Floor & Decor Holdings, Inc. - Class A (a)	4,814,076
36,309	Tractor Supply Co.	8,027,920
		24,720,480
	Textiles, Apparel & Luxury Goods - 0.96%
22,432	lululemon athletica, Inc. (a)	8,490,512
	Total Consumer Discretionary (Cost $69,585,159)	87,218,942

	Consumer Staples - 0.92%
	Personal Products - 0.92%
41,425	The Estee Lauder Companies Inc. - Class A	8,135,042
	Total Consumer Staples (Cost $8,108,598)	8,135,042

	Energy - 1.37%
	Energy Equipment & Services - 1.37%
246,845	Schlumberger Ltd. - ADR (b)	12,125,026
	Total Energy (Cost $8,319,022)	12,125,026

	Financials - 8.56%
	Capital Markets - 6.05%
17,100	FactSet Research Systems, Inc.	6,851,115
82,438	Intercontinental Exchange, Inc.	9,322,089
46,940	MSCI, Inc.	22,028,473
37,751	S&P Global, Inc.	15,133,998
		53,335,675
	Diversified Financial Services - 1.54%
137,708	Global Payments Inc.	13,566,992

	Financial Services - 0.97%
126,171	Shift4 Payments, Inc. (a)	8,568,273
	Total Financials (Cost $41,831,938)	75,470,940

	Health Care - 18.73%
	Biotechnology - 1.66%
22,000	Alnylam Pharmaceuticals, Inc. (a)	4,178,680
214,321	Natera, Inc. (a)	10,428,860
		14,607,540
	Health Care Equipment & Supplies - 5.52%
146,641	Alcon, Inc. - ADR (b)	12,040,692
307,064	Boston Scientific Corp. (a)	16,609,092
104,330	Edwards Lifesciences Corp. (a)	9,841,449
20,299	IDEXX Laboratories, Inc. (a)	10,194,767
		48,686,000
	Health Care Providers & Services - 1.18%
105,792	HealthEquity, Inc. (a)	6,679,707
96,000	Progyny, Inc. (a)	3,776,640
		10,456,347
	Health Care Technology - 3.19%
140,076	Doximity, Inc. (a)	4,765,385
142,426	Evolent Health, Inc. - Class A (a)	4,315,508
18,665	Inspire Medical Systems, Inc. (a)	6,059,406
65,534	Veeva Systems, Inc. (a)	12,958,038
		28,098,337
	Life Sciences Tools & Services - 7.18%
83,843	Agilent Technologies, Inc.	10,082,121
449,073	Avantor, Inc. (a)	9,223,959
29,930	Bio-Rad Laboratories, Inc. (a)	11,347,061
128,278	Bio-Techne Corp.	10,471,333
98,662	IQVIA Holdings, Inc. (a)	22,176,258
		63,300,732
	Total Health Care (Cost $138,844,451)	165,148,956

	Industrials - 19.48%
	Building Products - 1.56%
35,986	Builders FirstSource, Inc. (a)	4,894,096
135,572	Trex Co., Inc. (a)	8,888,101
		13,782,197
	Commercial Services & Supplies - 2.20%
212,044	Copart, Inc. (a)	19,340,533

	Construction & Engineering - 1.02%
76,034	MasTec, Inc. (a)	8,969,731

	Electrical Equipment - 2.95%
105,100	AMETEK, Inc.	17,013,588
353,196	Shoals Technologies Group, Inc. (a)	9,027,690
		26,041,278
	Machinery - 3.11%
254,314	Ingersoll Rand, Inc.	16,621,963
5,000	Nordson Corp.	1,240,900
85,000	Xylem, Inc.	9,572,700
		27,435,563
	Professional Services - 5.61%
199,341	CoStar Group, Inc. (a)	17,741,349
194,114	TransUnion	15,204,949
73,123	Verisk Analytics, Inc.	16,527,992
		49,474,290
	Trading Companies & Distributors - 3.03%
179,853	Fastenal Co.	10,609,529
65,000	Ferguson PLC - ADR (b)	10,225,150
32,773	WESCO International, Inc.	5,868,333
		26,703,012
	Total Industrials (Cost $94,407,486)	171,746,604

	Information Technology - 27.74%
	Communications Equipment - 3.27%
49,817	Arista Networks Inc. (a)	8,073,343
305,109	Calix, Inc. (a)	15,227,990
129,771	Ciena Corp. (a)	5,513,970
		28,815,303
	Electronic Equipment, Instruments & Components - 3.54%
159,301	Amphenol Corp. - Class A	13,532,620
58,114	Keysight Technologies, Inc. (a)	9,731,189
139,051	National Instruments Corp.	7,981,528
		31,245,337
	IT Services - 3.84%
26,382	EPAM Systems, Inc. (a)	5,929,355
30,000	ExlService Holdings, Inc. (a)	4,531,800
38,691	FleetCor Technologies, Inc. (a)	9,714,536
181,825	GoDaddy, Inc. - Class A (a)	13,660,512
		33,836,203
	Semiconductors & Semiconductor Equipment - 3.56%
170,241	Azenta, Inc. (a)	7,946,850
17,363	Monolithic Power Systems, Inc.	9,380,014
17,366	SolarEdge Technologies, Inc. (a)	4,672,322
65,394	Universal Display Corp.	9,425,237
		31,424,423
	Software - 13.53%
19,179	ANSYS, Inc. (a)	6,334,248
34,070	Aspen Technology, Inc. (a)	5,710,473
33,951	Autodesk, Inc. (a)	6,946,714
63,098	CrowdStrike Holdings, Inc. (a)	9,267,203
518,744	DoubleVerify Holdings, Inc. (a)	20,189,516
118,995	Five9, Inc. (a)	9,811,138
43,978	Palo Alto Networks, Inc. (a)	11,236,819
65,000	Splunk, Inc. (a)	6,895,850
33,310	Synopsys, Inc. (a)	14,503,507
150,236	Tenable Holdings, Inc. (a)	6,542,778
157,873	The Trade Desk, Inc. - Class A (a)	12,190,953
23,113	Tyler Technologies, Inc. (a)	9,625,871
		119,255,070
	Total Information Technology (Cost $180,103,729)	244,576,336

	Materials - 3.52%
	Chemicals - 1.51%
71,184	Ecolab Inc.	13,289,341

	Construction Materials - 2.01%
38,418	Martin Marietta Materials, Inc.	17,737,206
	Total Materials (Cost $22,371,049)	31,026,547

	TOTAL COMMON STOCKS (Cost $585,621,759)	819,766,335

	REITS - 0.43%
	Real Estate - 0.43%
	Equity Real Estate Investment Trusts (REITs) - 0.43%
16,295	SBA Communications Corp.	3,776,529
	Total Real Estate (Cost $4,053,965)	3,776,529

	TOTAL REITS (Cost $4,053,965)	3,776,529

	SHORT TERM INVESTMENTS - 7.22%
	Investment Company - 7.22%
63,683,669	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 4.980% (c)	63,683,669
	Total Investment Company	63,683,669

	TOTAL SHORT TERM INVESTMENTS (Cost $63,683,669)	63,683,669

	Total Investments (Cost $653,359,393) - 100.62%	887,226,533
	Liabilities in Excess of Other Assets - (0.62)%	(5,508,394)
	TOTAL NET ASSETS - 100.00%	$881,718,139

ADR — American Depository Receipt
PLC — Public Limited Company
(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $48,962,786 (5.55% of net assets) at June 30, 2023.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2023.
*	See the accompanying Notes regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

INVESTMENT VALUATION (UNAUDITED)

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the position; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of June 30, 2023, the Fund did not hold fair valued securities.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instInvesting in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2023. These assets are measured on a recurring basis.

Buffalo Discovery Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$819,766,335	-	-	$819,766,335
REITs	3,776,529	-	-	3,776,529
Short Term Investments	63,683,669	-	-	63,683,669
Total*	$887,226,533	$-	-	$887,226,533

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended June 30, 2023.

FOREIGN CURRENCY TRANSLATION
Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both ﬁnancial reporting and tax purposes.

PURCHASED AND WRITTEN OPTIONS CONTRACTS
The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund did not hold purchased or written call options as of June 30, 2023. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The Fund did not hold any purchased or written put options as of June 30, 2023.  The premium that a Fund pays when purchasing an option or receives when writing an option will reﬂect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a speciﬁed amount of a security at a ﬁxed price (the exercise price) during a speciﬁed period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  Exchange traded options are valued at the composite price, using the National Best Bid and Oﬀer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Speciﬁcally, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Fund’ fair valuation guidelines.  The Fund may use options with the objective to generate income as a non-principal investment strategy. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.